Significant accounting policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazilian real
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	4.85	5.28
Average foreign exchange rate, percentage	4.90	5.25
New Peruvian sol
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.70	3.81
Average foreign exchange rate, percentage	3.73	3.83
Japanese yen
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	140.90	131.32
Average foreign exchange rate, percentage	143.94	134.70
Euro
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.90	0.93
Average foreign exchange rate, percentage	0.92	0.94
Mexican peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	16.92	19.50
Average foreign exchange rate, percentage	17.18	19.60
Australian dollar
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1.46	1.47
Average foreign exchange rate, percentage	1.49	1.48
Pound Sterling
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.78	0.83
Average foreign exchange rate, percentage	0.79	0.82
South African rand
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	18.27	17.01
Average foreign exchange rate, percentage	18.61	17.28
Chilean peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	877.12	855.86
Average foreign exchange rate, percentage	875.06	873.81
Chinese yuan
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	7.12	6.92
Average foreign exchange rate, percentage	7.15	6.98
Indian rupee
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	83.21	82.73
Average foreign exchange rate, percentage	83.26	82.52
Thai Baht
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	34.36	34.64
Average foreign exchange rate, percentage	34.95	34.76
Turkish lira
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	29.52	18.71
Average foreign exchange rate, percentage	29.09	18.66
Korean Won
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1,290.7	1,259.98
Average foreign exchange rate, percentage	1,304.17	1,291.64
Indonesian Rupiah
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	15,399	15,570
Average foreign exchange rate, percentage	15,502.63	15,596.9
United Arab Emirates dirham
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.67	3.67
Average foreign exchange rate, percentage	3.67	3.67
Polish Zloty
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.93	4.37
Average foreign exchange rate, percentage	3.97	4.42
UF
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	41.94	41.02
Average foreign exchange rate, percentage	42.04	40.18